Equity (Details) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 £ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Equity [abstract]
Share capital	$ 5,444		$ 5,417
Merger reserve	138,506		138,506
Share premium	289,303		288,978
Translation reserve	469		469
Other reserves	(40,077)		(24,050)
Retained earnings/(accumulated deficit)	199,871		260,429
Equity attributable to owners of the Group	593,515		669,748
Non-controlling interests	(9,368)		(16,209)
Total equity	$ 584,147		$ 653,539	$ 650,398	$ 167,971
Par value per share | £ / shares		£ 0.01
Number of shares issued and fully paid | shares	287,796,585		285,885,025